Other information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Notes And Other Explanatory Information Explanatory [Abstract]
Disclosure of Detailed information about Supplemental cash flow information [Text Block]

Supplemental cash flow information

(€ million)	2017	2016	2015
Disposal of consolidated subsidiaries and businesses
Current assets	166	6,526	44
Non-current assets	814	8,615	125
Net borrowings	(252)	(5,415)	(77)
Current and non-current liabilities	(205)	(6,334)	(45)
Net effect of disposals	523	3,392	47
Reclassification of foreign currency translation differences among other items of comprehensive income		7	(34)
Fair value of share capital held after the sale of control		(1,006)
Gain on disposal	2,148	11	66
Non-controlling interest		(1,872)
Selling price	2,671	532	79
less:
Cash and cash equivalents	(9)	(894)	(6)
Disposal of consolidated subsidiaries and businesses net of cash and cash equivalent	2,662	(362)	73